- Additional Information (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 188.2
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets
Operating Lease, Liability	$ 201.5
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent